UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30

Date of reporting period:	03/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

SEMIANNUAL REPORT March 31, 2018

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Municipals, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2017 through March 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds generally lost a degree of value over the first quarter of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the reporting period overall. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates and inflation expectations increased.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
April 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2017 through March 31, 2018, as provided by Daniel Rabasco and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2018, Dreyfus Strategic Municipals, Inc. produced a total return of 0.21% on a net-asset-value basis and -9.70% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.242 per share, which reflects a distribution rate of 6.28%.2

Municipal bonds during the reporting period encountered bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund benefited from its exposure to higher-yielding, lower-rated revenue-backed bonds.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”) in the case of bonds, and in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize reliance on interest-rate forecasting. We select municipal bonds based on fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values. Leverage, which is utilized in the portfolio in order to generate a higher level of current income exempt from regular federal income taxes, does amplify the fund’s exposure to interest-rate movements, and potentially, gains or losses, especially those among the longest maturities.

Supply-and-Demand Dynamics Drove Municipal Bonds

Municipal bonds during the reporting period encountered bouts of weakness amid uncertainty surrounding upcoming federal tax reform legislation. As a result, states, municipalities, and authorities rushed to market before year-end 2017 with a flood of newly issued bonds, which was met with robust demand from investors worried that their tax-exempt investment opportunities might be more limited in the future.

Despite a dearth of new issuance at the start of the new year, heightened market volatility continued through the opening months of 2018 when lower corporate tax rates reduced demand for municipal bonds from banks and insurance companies. In addition, investors grew concerned that the Federal Reserve Board might raise short-term interest rates more than previously expected in an environment of sustained economic growth, accelerating inflation, and ballooning federal budget deficits. The market generally stabilized in March when inflation fears eased.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower-rated municipal bonds typically outperformed their higher-quality counterparts over the reporting period.

Credit conditions have remained sound in the strong economy, but several states are facing pressure from underfunded pension systems.

Higher-Yielding Bonds Supported Fund Results

The fund’s performance was supported during the reporting period by ample exposure to higher-yielding revenue-backed bonds. Results were particularly favorable from high yield municipal bonds backed by industrial development projects, continuing care retirement communities (CCRCs), and the states’ settlement of litigation with U.S. tobacco companies. The fund further benefited from its yield curve positioning, particularly an emphasis on securities with intermediate-term maturities.

Disappointments during the reporting period included a relatively long average duration, which made the fund more sensitive to the adverse impact of rising interest rates. The fund’s holdings of higher-quality bonds, such as those backed by essential municipal services, underperformed their lower-rated counterparts. A lack of exposure to distressed Puerto Rico bonds, which rallied from previous weakness, also weighed on the fund’s results. The fund’s leveraging strategy proved less effective than previously as higher short-term interest rates increased borrowing costs.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to dampen demand from individual investors seeking tax-exempt current income, and we expect favorable supply-and-demand dynamics to support municipal bond prices over the foreseeable future. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on current income through holdings of higher-yielding revenue bonds with longer maturities and lower credit ratings.

April 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until November 30, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1%
Alabama - 3.1%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/45	5,000,000		5,501,500
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	6.00	6/1/50	1,000,000		1,113,720
Jefferson County, Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	2,082,300
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	6,000,000		7,339,800
				16,037,320
Alaska - 2.1%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	11,190,000		11,189,552
Arizona - 3.3%
Arizona Housing Finance Authority, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.55	12/1/41	1,055,000		1,058,176
Arizona Industrial Development Authority, Education Revenue, Refunding (Basis School Projects)	5.00	7/1/51	1,380,000	[b]	1,410,650
Maricopa County Industrial Development Authority, Education Revenue (Paradise Schools Projects)	5.00	7/1/47	1,000,000	[b]	1,023,670
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/35	2,360,000	[b]	2,437,998
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,049,920
Pima County Industrial Development Authority, Education Revenue (American Leadership Academy Project)	5.00	6/15/47	4,240,000	[b]	4,246,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Arizona - 3.3% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2537), 12/1/37, (Salt Verde Financial Corp., Gas Revenue) Recourse	5.00	12/1/37	4,030,000	[b,c]	4,781,561
				17,008,674
California - 14.3%
California, GO (Various Purpose)	5.75	4/1/31	10,800,000		11,248,092
California, GO (Various Purpose)	6.50	4/1/33	10,000,000		10,485,600
California, GO (Various Purpose)	6.00	11/1/35	7,500,000		8,008,350
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,282,865
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	6,250,000		6,316,750
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	2,000,000		2,242,560
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,123,750
Tender Option Bond Trust Receipts (Series 2016-XM0379), 7/1/43, (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/43	5,000,000	[b,c]	5,491,400
Tender Option Bond Trust Receipts (Series 2016-XM0434), 5/15/38, (The Regents of the University of California, General Revenue) Recourse	5.00	5/15/38	10,000,000	[b,c]	11,163,400
Tender Option Bond Trust Receipts (Series 2016-XM0440), 5/15/31, (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,584,679
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	7,300,000		7,316,717

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
California - 14.3% (continued)
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project) (Prerefunded)	5.88	1/1/19	3,500,000	[d]	3,613,365
				74,877,528
Colorado - 4.8%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	3,500,000	[d]	3,712,485
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	2,000,000		2,095,380
Tender Option Bond Trust Receipts (Series 2016-XM0385), 3/1/38, (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/38	7,500,000	[b,c]	8,340,300
Tender Option Bond Trust Receipts (Series 2016-XM0433), 11/15/43, (Colorado Springs, Utilities System Improvement Revenue) Recourse	5.00	11/15/43	9,752,907	[b,c]	10,935,526
				25,083,691
Connecticut - 1.3%
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,809,400
Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Refunding (Harbor Point Project)	5.00	4/1/39	3,500,000	[b]	3,742,970
				6,552,370
District of Columbia - 5.0%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	25,800,000	[e]	3,905,346
Tender Option Bond Trust Receipts (Series 2016-XM0437), 12/1/35, (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	19,992,830	[b,c]	22,147,480
				26,052,826
Florida - 7.0%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,727,408
Clearwater, Water and Sewer Revenue (Prerefunded)	5.25	12/1/19	5,000,000	[d]	5,293,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Florida - 7.0% (continued)
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	6.00	6/15/44	5,000,000	[b]	4,698,700
Greater Orlando Aviation Authority, Airport Facilities Revenue	6.25	10/1/20	8,000,000		8,521,360
Miami-Dade County, Subordinate Special Obligation Revenue	0.00	10/1/45	3,000,000	[e]	909,060
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	6,000,000	[d]	7,042,500
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	6.00	8/1/20	6,500,000	[d]	7,121,010
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	1,000,000		1,163,840
				36,477,528
Georgia - 4.6%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	1,445,000		1,519,634
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	11/1/19	2,555,000	[d]	2,698,054
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	6,000,000	[d]	6,400,860
Burke County Development Authority, Pollution Control Revenue, Refunding (Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	2,400,000		2,402,784
Tender Option Bond Trust Receipts (Series 2016-XM0435), 10/1/43, (Private Colleges and Universities Authority, Revenue (Emory University)) Recourse	5.00	10/1/43	10,000,000	[b,c]	11,076,975
				24,098,307
Hawaii - 1.4%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawai'i Pacific Health Obligated Group) (Prerefunded)	5.75	7/1/20	4,415,000	[d]	4,793,719

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Hawaii - 1.4% (continued)
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company)	4.00	3/1/37	2,500,000		2,506,825
				7,300,544
Idaho - 1.0%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,018,500
Illinois - 11.3%
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,372,870
Chicago Board of Education, GO	5.00	12/1/36	2,000,000		1,985,480
Chicago O'Hare International Airport, Revenue (General Airport Third Lien)	5.63	1/1/35	1,015,000		1,105,355
Chicago O'Hare International Airport, Revenue (General Airport Third Lien) (Prerefunded)	5.63	1/1/21	3,985,000	[d]	4,390,115
Illinois, GO	5.00	11/1/27	3,400,000		3,544,432
Illinois, GO	5.00	12/1/39	3,400,000		3,465,042
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,018,500
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	3,000,000		3,106,530
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	18,100,000	[e]	3,333,296
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	1,650,000		1,674,833
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	3,500,000		3,628,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Illinois - 11.3% (continued)
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue (Prerefunded)	6.00	6/1/21	5,050,000	[d]	5,683,826
Tender Option Bond Trust Receipts (Series 2016-XM0378), 12/1/32, (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse	5.00	12/1/32	7,500,000	[b,c]	8,221,069
Tender Option Bond Trust Receipts (Series 2017-XM0492), 10/1/40, (Illinois Finance Authority, Revenue (The University of Chicago)) Non-recourse	5.00	10/1/40	12,000,000	[b,c]	13,324,380
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,000,000		1,083,290
				58,937,748
Indiana - .3%
Indiana Finance Authority, Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,462,034
Iowa - 1.9%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	7,375,000		7,856,735
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000		2,018,620
				9,875,355
Louisiana - .7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/32	3,100,000		3,068,473
New Orleans, Sewerage Service Revenue	5.00	6/1/40	500,000		549,780
				3,618,253
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	3,000,000		3,367,740
Maryland - 2.6%
Maryland Health and Higher Educational Facilities Authority, Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,644,745

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Maryland - 2.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0391), 7/1/42, (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/42	9,000,000	[b,c]	9,991,845
				13,636,590
Massachusetts - 10.1%
Massachusetts Development Finance Agency, Revenue, Refunding (NewBridge Charles)	5.00	10/1/57	1,000,000	[b]	1,054,890
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	2,065,000		2,164,678
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue) (Prerefunded)	6.25	7/1/19	3,585,000	[d]	3,787,194
Tender Option Bond Trust Receipts (Series 2016-XM0368), 2/1/34, (Massachusetts Development Finance Agency, Revenue (Harvard University Issue)) Non-recourse	5.25	2/1/34	10,000,000	[b,c]	10,935,100
Tender Option Bond Trust Receipts (Series 2016-XM0372), 4/1/27, (Massachusetts, Consolidated Loan) Non-recourse	5.00	4/1/27	8,600,000	[b,c]	9,382,901
Tender Option Bond Trust Receipts (Series 2016-XM0389), 5/15/43, (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue) Non-recourse	5.00	5/15/43	10,000,000	[b,c]	11,064,875
Tender Option Bond Trust Receipts (Series 2018-XM0610), 6/1/47, (Massachusetts Transportation Fund, Revenue) Non-recourse	5.00	6/1/47	12,750,000	[b,c]	14,675,325
				53,064,963
Michigan - 7.0%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	3,000,000		3,190,740
Great Lakes Water Authority, Sewage Disposal System Second Lien Revenue	5.00	7/1/36	3,000,000		3,312,930
Michigan Finance Authority, HR (Beaumont Health Credit Group)	5.00	11/1/44	5,165,000		5,694,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Michigan - 7.0% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/31	2,000,000		2,235,800
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	2,000,000		2,199,800
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,189,160
Michigan Hospital Finance Authority, HR (Henry Ford Health System) (Prerefunded)	5.63	11/15/19	5,000,000	[d]	5,308,250
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	3,560,000		3,510,267
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.88	6/1/42	5,000,000		5,047,250
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	4,000,000		4,004,000
				36,692,919
Minnesota - 1.0%
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.15	12/1/38	31,935		31,946
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.30	12/1/39	48,406		48,439
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	4,190,000		4,313,563

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Minnesota - 1.0% (continued)
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	810,000	[d]	834,494
				5,228,442
Mississippi - 2.1%
Mississippi Business Finance Corporation, PCR (System Energy Resources, Inc. Project)	5.88	4/1/22	5,720,000		5,731,211
Mississippi Development Bank, Special Obligation Revenue (Magnolia Regional Health Center Project)	6.50	10/1/31	5,000,000		5,366,800
				11,098,011
Missouri - 3.4%
Saint Louis County Industrial Development Authority, Tax Increase Financing Revenue (Saint Louis Innovation District Project)	4.38	5/15/36	3,500,000		3,488,905
Saint Louis Land Clearance Redevelopment Authority, Annual Appropriation Redevelopment Revenue (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/46	5,000,000		5,446,250
Tender Option Bond Trust Receipts (Series 2018-XF2524), 5/15/42, Revenue, Non-recourse	4.00	5/15/42	8,520,000	[b,c]	8,719,325
				17,654,480
New Jersey - 4.6%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,012,150
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	4,000,000		4,415,120
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.25	9/15/29	3,375,000		3,686,411
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	2,540,000		2,552,217
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue	5.25	6/15/33	1,500,000		1,632,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
New Jersey - 4.6% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2538), 6/15/40, (New Jersey Economic Development Authority, Revenue) Recourse	5.25	6/15/40	3,250,000	[b,c]	3,483,905
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	1,750,000		1,755,670
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	5,500,000		5,499,835
				24,038,148
New Mexico - 1.4%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,517,300
New York - 12.4%
New York City Educational Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,066,022
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	5,000,000		5,234,250
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	6,800,000	[e]	2,092,020
New York Counties Tobacco Trust V, Revenue Tobacco Settlement Pass-Through Bonds	0.00	6/1/50	18,800,000	[e]	1,913,652
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,000,000	[b]	7,432,390
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		531,590
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	3,500,000		3,796,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
New York - 12.4% (continued)
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	3,000,000	[b]	3,001,860
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,202,960
Tender Option Bond Trust Receipts (Series 2016-XM0370), 11/1/25, (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.25	11/1/25	5,000,000	[b,c]	5,419,525
Tender Option Bond Trust Receipts (Series 2016-XM0438), 11/1/27, (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,447,275
Tender Option Bond Trust Receipts (Series 2016-XM0445), 6/15/39, (New York City Municipal Water Finance Authority, Water and Sewer System General Resolution Revenue) Recourse	5.00	6/15/39	20,000,000	[b,c]	20,698,080
TSASC, Inc. of New York, Tobacco Settlement Subordinate Bonds	5.00	6/1/48	2,000,000		2,001,940
				64,837,664
North Carolina - .2%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Pennybryn at Maryfield)	5.00	10/1/35	1,005,000		1,066,697
Ohio - 11.1%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	19,800,000	[e]	1,325,610
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	14,690,000		14,781,959
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	2,360,000	[d]	2,578,324
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,490,000	[d]	1,629,822

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Ohio - 11.1% (continued)
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/29	3,955,000	[e]	2,706,327
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/31	3,955,000	[e]	2,485,243
Cuyahoga County Hospital, Revenue (The Metrohealth System)	5.00	2/15/57	2,000,000		2,094,700
Hamilton County, Healthcare Improvement Revenue (Life Enriching Communities Project)	5.00	1/1/51	2,000,000		2,126,460
Muskingum County, Hospital Facilities Revenue (Genesis HealthCare System Obligated Group Project)	5.00	2/15/22	4,590,000		4,907,031
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	1,900,000		1,956,316
Ohio Air Quality Development Authority, Revenue (Pratt Paper LLC Project)	4.50	1/15/48	2,250,000	[b]	2,296,328
Tender Option Bond Trust Receipts (Series 2016-XM0380), 12/1/38, (Hamilton County, Sewer System Improvement Revenue (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse	5.00	12/1/38	17,000,000	[b,c]	18,996,183
				57,884,303
Oklahoma - .3%
Oklahoma Development Finance Authority, Health Systems Revenue (OU Medicine Project)	5.25	8/15/48	1,500,000		1,661,760
Oregon - 1.0%
Clackmas County Hospital Facility Authority, Revenue, Refunding (Senior Living-Willamette View Project)	5.00	11/15/52	1,500,000		1,617,465
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	3,300,000		3,462,459
				5,079,924

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Pennsylvania - 2.6%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,175,000		1,219,368
Philadelphia, GO (Prerefunded)	6.50	8/1/20	3,550,000	[d]	3,925,164
Tender Option Bond Trust Receipts (Series 2016-XM0373), 6/1/41, (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/41	3,000,000	[b,c]	3,196,305
Tender Option Bond Trust Receipts (Series 2018-XM0594), 11/1/50, (Berks County Industrial Development Authority, Health Revenue) Recourse	5.00	11/1/50	4,920,000	[b,c]	5,406,514
				13,747,351
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligated Group Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,295,800
South Carolina - 5.8%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper) (Prerefunded)	5.50	1/1/19	3,705,000	[d]	3,811,963
Tender Option Bond Trust Receipts (Series 2016-XM0384), 12/1/43, (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	12/1/43	15,000,000	[b,c]	16,073,050
Tender Option Bond Trust Receipts (Series 2016-XM0442), 2/1/40, (Columbia, Waterworks and Sewer System Revenue) Recourse	5.00	2/1/40	10,000,000	[b,c]	10,574,600
				30,459,613
Tennessee - 4.5%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	7,000,000	[d]	7,398,370
Tender Option Bond Trust Receipts (Series 2016-XM0388), 7/1/40, (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/40	5,000,000	[b,c]	5,552,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Tennessee - 4.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0446), 11/15/40, (Rutherford County Health and Educational Facilities Board, Revenue (Ascension Health Senior Credit Group)) Recourse	5.00	11/15/40	10,000,000	[b,c]	10,463,350
				23,413,995
Texas - 11.3%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,500,000		1,647,840
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	4,500,000		4,646,790
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,547,425
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education) (Prerefunded)	6.00	12/1/20	2,500,000	[d]	2,766,750
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue (Prerefunded)	5.25	12/1/18	10,000,000	[d]	10,238,200
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,074,500
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,464,515
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.)	6.00	11/15/36	295,000		309,237
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	4,928,817
Tender Option Bond Trust Receipts (Series 2016-XM0377), 2/1/43, (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/43	16,750,000	[b,c]	18,213,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Texas - 11.3% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2422), 8/15/40, (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse	5.00	8/15/40	8,505,000	[b,c]	8,868,888
Texas Department of Housing and Community Affairs, Home Mortgage Revenue (Collateralized: FHLMC, FNMA and GNMA)	11.27	7/2/24	50,000	[f]	51,755
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,300,000		1,410,097
				59,168,601
Virginia - 5.2%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	2,100,000		2,170,938
Tender Option Bond Trust Receipts (Series 2016-XM0448), 11/1/40, (Virginia Small Business Financing Authority, Health Care Facilities Revenue (Sentara Healthcare)) Recourse	5.00	11/1/40	10,000,000	B,C	10,553,900
Tender Option Bond Trust Receipts (Series 2018-XM0593), 7/1/57, Revenue, Non-recourse	5.50	7/1/57	7,500,000	B,C	8,965,950
Virginia Small Business Financing Authority, Private Activity Revenue (Transform 66 P3 Project)	5.00	12/31/56	5,000,000		5,419,000
				27,109,788
Washington - 3.4%
Tender Option Bond Trust Receipts (Series 2016-XM0441), 1/1/33, (King County, Limited Tax GO (Payable from Sewer Revenues)) Recourse	5.13	1/1/33	10,000,000	[b,c]	10,258,920
Tender Option Bond Trust Receipts (Series 2017-XF2423), 1/1/29, (King County, Server Revenue) Recourse	5.00	1/1/29	4,000,000	[b,c]	4,321,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 156.1% (continued)
Washington - 3.4% (continued)
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	1,500,000	[b]	1,576,875
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,780,818
				17,938,323
West Virginia - .3%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	1,750,000		1,749,895
Wisconsin - .4%
Public Finance Authority, Revenue (Denver International Airport Great Hall Project)	5.00	9/30/49	1,000,000		1,097,380
Public Finance Authority, Senior Living Revenue (Mary's Woods At Marylhurst Project)	5.25	5/15/47	750,000	[b]	812,033
				1,909,413
U.S. Related - 1.7%
Guam, LOR (Section 30) (Prerefunded)	5.75	12/1/19	2,000,000	[d]	2,134,780
Guam Housing Corporation, SFMR (Guaranteed Mortgage-Backed Securities Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000		990,717
Guam Waterworks Authority, Water and Wastewater System Revenue (Prerefunded)	5.63	7/1/20	2,000,000	[d]	2,169,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 156.1% (continued)
U.S. Related - 1.7% (continued)
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000	3,609,515
				8,904,792
Total Investments (cost $766,879,177)			156.1%	816,116,742
Liabilities, Less Cash and Receivables			(41.0%)	(214,353,024)
Preferred Stock, at redemption value			(15.1%)	(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%	522,863,718

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $372,635,717, or 71.27% of net assets applicable to Common Shareholders.

c Collateral for floating rate borrowings.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at March 31, 2018.

Portfolio Summary (Unaudited) †	Value (%)
Education	22.3
Prerefunded	20.1
Health Care	19.6
Utility-Water and Sewer	18.7
Special Tax	17.9
Transportation Services	12.7
Utility-Electric	12.1
Industrial	7.2
State/Territory	7.0
Asset-Backed	4.3
Pollution Control	2.4
City	1.6
Resource Recovery	1.4
County	.7
Housing	.6
Other	7.5
156.1

† Based on net assets applicable to Common Shareholders.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	766,879,177	816,116,742
Cash		3,499,901
Interest receivable		13,480,278
Prepaid expenses		2,909
		833,099,830
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		344,521
Payable for floating rate notes issued—Note 3		227,223,237
Interest and expense payable related to floating rate notes issued—Note 3		1,797,058
Payable for investment securities purchased		1,631,160
Commissions payable—Note 1		97,143
Dividends payable to Preferred Shareholders		23,427
Accrued expenses		219,566
		231,336,112
Auction Preferred Stock, Series M,T,W,Th and F, par value $.001 per share (3,156 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		78,900,000
Net Assets Applicable to Common Shareholders ($)		522,863,718
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (62,195,578 shares issued and outstanding)		62,196
Paid-in capital		532,376,477
Accumulated undistributed investment income—net		268,660
Accumulated net realized gain (loss) on investments		(59,081,180)
Accumulated net unrealized appreciation (depreciation) on investments		49,237,565
Net Assets Applicable to Common Shareholders ($)		522,863,718
Shares Outstanding
(500 million shares authorized)		62,195,578
Net Asset Value Per Share of Common Stock ($)		8.41

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	20,478,228
Expenses:
Management fee—Note 2(a)	2,470,521
Interest and expense related to floating rate notes issued—Note 3	1,508,610
Commission fees—Note 1	161,116
Professional fees	133,664
Directors’ fees and expenses—Note 2(c)	39,850
Shareholder servicing costs	30,464
Shareholders’ reports	29,150
Registration fees	20,253
Custodian fees—Note 2(b)	5,358
Miscellaneous	52,865
Total Expenses	4,451,851
Less—reduction in expenses due to undertaking—Note 2(a)	(329,403)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,711)
Net Expenses	4,120,737
Investment Income—Net	16,357,491
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(392,606)
Net unrealized appreciation (depreciation) on investments	(16,742,831)
Net Realized and Unrealized Gain (Loss) on Investments	(17,135,437)
Dividends to Preferred Shareholders	(1,160,385)
Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,938,331)

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2018 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	19,563,270
Operating expenses paid	(2,525,401)
Dividends paid to Preferred Shareholders	(1,160,365)
Purchases of portfolio securities	(64,288,444)
Proceeds from sales of portfolio securities	126,497,342
Net Cash Provided by Operating Activities		78,086,402
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(14,335,476)
Auction Preferred Stock Redeemed	(63,600,000)
Proceeds from Auction Preferred Stock to Common Stock	3,180,000
Interest and expense related to floating rate notes issued paid	(510,353)
Net Cash Provided in Financing Activities		(75,265,829)
Increase in cash		2,820,573
Cash at beginning of period		679,328
Cash at end of period		3,499,901
Reconciliation of Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Applicable to Common Shareholders Resulting From Operations		(1,938,331)
Adjustments to reconcile net decrease in net assets applicable to Common Shareholders resulting from operations to net cash provided by operating activities ($):
Increase in investments in securities, at cost		(17,678,496)
Increase in payable for investment securities purchased		1,631,160
Increase in interest receivable		(610,676)
Increase in commissions payable and accrued expenses		108,442
Decrease in prepaid expenses		18,724
Decrease in Due to The Dreyfus Corporation and affiliates		(40,440)
Increase in dividends payable to Preferred Shareholders		20
Increase in payable for floating rate notes issued		78,648,840
Interest and expense related to floating rate notes issued		1,508,610
Net unrealized depreciation on investments		16,742,831
Net amortization of premiums on investments		(304,282)
Net Cash Provided by Operating Activities		78,086,402
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		707,143

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations ($):
Investment income—net	16,357,491	31,892,505
Net realized gain (loss) on investments	(392,606)	(709,004)
Net unrealized appreciation (depreciation) on investments	(16,742,831)	(27,579,093)
Dividends to Preferred Shareholders	(1,160,385)	(1,802,862)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,938,331)	1,801,546
Dividends to Common Shareholders from ($):
Investment income—net	(15,042,619)	(31,995,401)
Capital Stock Transactions ($):
Proceeds from Auction Preferred Stock to Common Shareholders	3,180,000	-
Distributions reinvested	707,143	1,241,830
Increase (Decrease) in Net Assets from Capital Stock Transactions	3,887,143	1,241,830
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(13,093,807)	(28,952,025)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	535,957,525	564,909,550
End of Period	522,863,718	535,957,525
Undistributed investment income—net	268,660	114,173
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	82,610	144,118
Net Increase (Decrease) in Shares Outstanding	82,610	144,118

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

	Six Months Ended
	March 31, 2018	Year Ended September 30,
	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	8.63	9.12	8.75	8.76	8.07	9.31
Investment Operations:
Investment income—net[a]	.26	.51	.53	.55	.55	.54
Net realized and unrealized gain (loss) on investments	(.27)	(.45)	.37	(.03)	.73	(1.18)
Dividends to Preferred Shareholders from investment income—net	(.02)	(.03)	(.01)	(.00)[b]	(.00)[b]	(.01)
Total from Investment Operations	(.03)	.03	.89	.52	1.28	(.65)
Distributions to Common Shareholders:
Dividends from investment income—net	(.24)	(.52)	(.52)	(.53)	(.59)	(.59)
Net asset value resulting from Auction Preferred Stock tendered as a discount	.05	-	-	-	-	-
Net asset value, end of period	8.41	8.63	9.12	8.75	8.76	8.07
Market value, end of period	7.71	8.79	9.35	8.18	8.38	8.00
Total Return (%)[c]	(9.70)[d]	(.19)	21.11	4.07	12.61	(14.65)

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2018	Year Ended September 30,
	(Unaudited)	2017	2016	2015	2014	2013
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.69[f]	1.49	1.30	1.26	1.30	1.30
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.56[f]	1.37	1.17	1.13	1.17	1.16
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.57[f]	.39	.22	.17	.18	.11
Ratio of net investment income to average net assets applicable to Common Stock[e]	6.20[f]	5.96	5.83	6.24	6.50	6.01
Ratio of total expenses to total average net assets	1.35[f]	1.18	1.03	1.00	1.00	.94
Ratio of net expenses to total average net assets	1.25[f]	1.08	.93	.90	.90	.84
Ratio of interest and expense related to floating rate notes issued to total average net assets	.46[f]	.31	.17	.14	.14	.08
Ratio of net investment income to total average net assets	4.97[f]	4.71	4.64	4.94	5.02	4.35
Portfolio Turnover Rate	10.17[d]	8.77	10.40	9.60	14.37	25.01
Asset Coverage of Preferred Stock, end of period	763	476	496	480	480	372
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	522,864	535,958	564,910	541,090	542,102	499,307
Preferred Stock Outstanding, end of period ($ x 1,000)	78,900	142,500	142,500	142,500	142,500	183,250
Floating Rate Notes Outstanding, end of period ($ x 1,000)	227,223	148,574	139,574	146,129	146,129	129,259

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c  Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f  Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 763 of Series M shares, 747 Series T shares, 660 Series W shares, 566 Series TH shares and 420 series F shares for a total of 3,156 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and Benaree Pratt Wiley as directors to be elected by the holders of APS.

On November 28, 2017, the fund announced that its Board had authorized the fund to conduct a tender offer for up to 100% of its then outstanding 1,140 shares each of Series M, Series T, Series W, Series TH and Series F APS at a price equal to 95% of the APS’ liquidation preference of $25,000 per share ($23,750 per share) plus any unpaid dividends accrued through the expiration date of the tender offer. On February 28, 2018, the fund accepted for repurchase 377 Series M shares, 393 Series T shares, 480 Series W shares, 574 Series TH shares and 720 Series F shares of the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

APS (approximately 44.6% of the fund’s then outstanding APS) with an aggregate liquidation preference of $9,425,000 Series M, $9,825,000 Series T, $12,000,000 Series W, $14,350,000 Series TH and $18,000,000 Series F for an aggregate purchase price of $8,953,750 Series M, $9,333,750 Series T, $11,400,000 Series W, $13,632,500 Series TH and $17,100,000 Series F. The difference between the liquidation preference of the APS and the actual repurchase price of the tendered APS (i.e., the 5% discount on the per share liquidation preference of the tendered APS) was recognized by the fund in the Statement of Changes in Net Assets for the period ended March 31, 2018 as Proceeds from Auction Preferred Stock to Common Shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	816,116,742	-	816,116,742
Liabilities ($)
Floating Rate Notes††	-	(227,223,237)	-	(227,223,237)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 28, 2018, the Board declared a cash dividend of $.035 per share from investment income-net, payable on April 30, 2018 to Common Shareholders of record as of the close of business on April 13, 2018. The ex-dividend date was April 12, 2018. Effective January 26, 2018, the above per share investment income dividend was reduced by $.008 per share.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2018, for each Series of APS were as follows: Series M-2.153%, Series T-2.153%, Series W-2.153%, Series TH-2.005% and Series F-2.016%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2018 for each Series of APS were as follows: Series M-1.794%, Series T-1.801%, Series W-1.784%, Series TH-1.750% and Series F-1.708%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $59,598,874 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2017. If not applied, $32,540,019 of the carryover expires in fiscal year 2018 and $6,369,224 expires in fiscal year 2019. The fund has $4,861,870 of post-enactment short-term capital losses and $15,827,761 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2017 was as follows: tax-exempt income $33,728,792 and ordinary income $69,471. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides for an expense reimbursement from Dreyfus should the fund’s aggregate expenses (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1½% of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. Dreyfus has currently undertaken, from October 1, 2017 through November 30, 2018, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $329,403 during the period ended March 31, 2018.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31,

2018, the fund was charged $5,358 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,711.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2018, the fund was charged $3,825 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $383,013, custodian fees $10,680 and Chief Compliance Officer fees $1,896, which are offset against an expense reimbursement currently in effect in the amount of $51,068.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2018, amounted to $65,919,604 and $126,497,342, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2018 was approximately $176,998,900 with a related weighted average annualized interest rate of 1.71%.

At March 31, 2018, accumulated net unrealized appreciation on investments was $49,237,565, consisting of $51,005,268 gross unrealized appreciation and $1,767,703 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus representatives stated that the fund was a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance, on a net asset value basis, was at or above the Performance Group median for all periods except for the five-year period when it was slightly below the median, and above the Performance Universe median for all periods except for the five- and ten-year periods when it was slightly below the median; the fund’s total return performance, on a market price basis, was variously at, above and below the Performance Group median for the various periods and above the Performance Universe median for all periods. The Board also considered that, on both a net asset value basis and market price basis, the fund’s yield performance generally was at or above the Performance Group and Performance Universe medians for all ten one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the performance of the average in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee (on common assets) was above the Expense Group median; the fund’s actual management fee, based on common assets, was below the Expense Group and Expense Universe medians, and the fund’s actual management fee, based on common assets and Leveraged Assets (as defined below), was above the Expense Group and Expense Universe medians; and the fund’s total expenses, both based on common assets alone and on common assets and Leveraged Assets, were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until May 31, 2018, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets, including net assets representing auction preferred stock outstanding (“Leveraged Assets”).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, stating that the fund is a closed-end fund. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and considered that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Gordon J. Davis†	Robert Salviolo
Joni Evans	Robert Svagna
Joan Gulley	Chief Compliance Officer
Ehud Houminer	Joseph W. Connolly
Robin A. Melvin ††	Portfolio Managers
Burton N. Wallack	Daniel A. Rabasco
Benaree Pratt Wiley	Jeffrey B. Burger
† Interested Board Member
†† Elected by APS Holders
Officers	Manager
President	The Dreyfus Corporation
Bradley J. Skapyak	Custodian
Chief Legal Officer	The Bank of New York Mellon
Bennett A. MacDougall	Counsel
Vice President and Secretary	Proskauer Rose LLP
James Bitetto	Transfer Agent,
Vice President and Secretaries	Dividend Disbursing Agent
Joseph M. Chioffi	and Registrar
Sonalee Cross	Computershare Inc.
Maureen E. Kane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Natalya Zelensky	Auction Agent
Treasurer	Deutsche Bank Trust Company America
James Windels	(Auction Preferred Stock)
Assistant Treasurers	Stock Exchange Listing
Richard Cassaro	NYSE Symbol: LEO
Gavin C. Reilly	Initial SEC Effective Date
Robert S. Robol	9/23/87

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	LEO

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0853SA0318

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

                  Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

By: /s/ James Windels
James Windels Treasurer
Date:	May 29, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)